Provisions - Employee obligations - Venezuela - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) age	Dec. 31, 2016 USD ($) age
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	207.25%	60.00%
Discount rate	219.54%	76.80%
Expected inflation rate	207.00%	200.00%
Retirement age | age	63	63
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	2.00%	2.00%
Expected inflation rate	1.60%	1.60%
Retirement age | age	65	65
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	8.10%	8.20%
Discount rate	10.30%	9.80%
Expected inflation rate	7.10%	7.20%
Retirement age | age	63	63
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 8,760	$ 7,989
Current service cost	310	307
Borrowing costs	932	817
Actuarial differences	2,226	998
Benefits paid	740	424
Exchange differences	836	1,069
Obligations at end of year	7,872	8,760
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	2,955	3,089
Current service cost	158	89
Borrowing costs	2,255	535
Actuarial differences		2,262
Benefits paid	(93)	(135)
Exchange differences	(3,392)	(2,885)
Obligations at end of year	$ 1,883	$ 2,955